INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income before income taxes

Region	December 31, 2024	December 31, 2023
Domestic	$14,927	$16,641
Foreign	90	(955)
Total income before income taxes	$15,017	$15,686

Schedule of provision for income taxes

	December 31, 2024	December 31, 2023
Current:
Federal tax on income	$2,230	$2,291
State and local, net of federal benefit	997	988
Foreign	988	845
Total current	4,215	4,124
Deferred:
Federal tax on income	$838	$430
State and local, net of federal benefit	(320)	(64)
Total deferred	518	366
Total provision for income taxes	$4,733	$4,490

Schedule of reconciliation income tax rates

	December 31, 2024	December 31, 2023
Statutory U.S. federal rate	21.0%	21.0%
Income tax on jurisdiction other than statutory	0.1	(0.5)
State income tax, net of federal benefit	3.1	5.2
Foreign withholding taxes	5.7	(0.2)
Valuation allowance	1.1	4.7
Uncertain tax positions	–	(0.7)
Prior year true-ups (state and federal)	–	(0.5)
Other	0.5	(0.4)
	31.5%	28.6%

Schedule of deferred tax assets and liabilities

	December 31, 2024	December 31, 2023
Deferred tax asset:
Foreign tax credit	$2,346	$1,615
Net operating loss carryforward	2	2
Lease liability	8,595	5,595
Other	1,099	–
Gross deferred tax assets	12,042	7,212

Deferred tax liability:
Depreciation and amortization	(2,015)	(634)
Right to use asset	(8,595)	(5,595)
Gross deferred tax liability	(10,610)	(6,229)

Less: valuation allowance	(2,346)	(1,379)

Total net deferred tax liabilities	$(914)	$(396)

Schedule of uncertain tax positions

	December 31, 2024	December 31, 2023
Balance, beginning of year	$–	$106
Increase to tax positions taken during the current year	–	–
Decrease to tax positions taken during the prior year	–	(106)
Balance, end of year	$–	$–